Employee Benefits - Summary of changes in present value of defined benefit obligations and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	¥ 32,140	¥ 33,513	¥ 34,759
Interest income	781	706	808
Remeasurements:
Past service cost and gains on settlements	(449)	(1,476)	(1,416)
Defined benefit liabilities	224,469	241,759
Defined benefit assets	(8,757)	(19,893)
Net defined benefit liabilities recognized in the consolidated statements of financial position	215,712	221,866
Present value of defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	1,036,768	1,113,774
Current service cost	32,140	33,513
Interest income	5,604	6,868
Remeasurements:
Actuarial (gains) losses arising from changes in demographic assumptions	(6,939)	11,348
Actuarial gains arising from changes in financial assumptions	(8,996)	(623)
Past service cost and gains on settlements	(449)	(1,476)
Benefits paid	(63,512)	(68,275)
Effects of business combinations and disposals	(13,094)	(2,525)
Settlements of defined benefit pension plans	(8,303)	(54,070)
Foreign currency translation differences	(3,221)	(1,049)
Transfer to liabilities directly associated with assets held for sale	(4,197)	(1,090)
Others	762	373
Balance at the end of the year	966,563	1,036,768	1,113,774
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	814,902	890,360
Interest income	4,823	6,162
Remeasurements:
Remeasurement: Actual loss on plan assets	(13,096)	(41,925)
Employer contributions	10,583	13,252
Benefits paid	(53,282)	(50,903)
Effects of business combinations and disposals	(8,377)	(920)
Settlements of defined benefit pension plans		(538)
Foreign currency translation differences	(3,435)	(1,616)
Transfer to liabilities directly associated with assets held for sale	(1,983)	458
Others	716	572
Balance at the end of the year	¥ 750,851	¥ 814,902	¥ 890,360